Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 126,726
Ending balance	111,220	€ 126,726
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167,588	140,555
Impact of acquisitions of businesses		2,254
Additions	16,823	29,336
Sales and disposals	(37,182)	(4,790)
Reclassifications to assets held for sale	(988)
Translation differences	266	233
Ending balance	146,507	167,588
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,862	34,837
Sales and disposals	(23,342)	(4,075)
Reclassifications to assets held for sale	(290)
Translation differences	164	66
Depreciation	10,248	10,034
Impairment	7,645
Ending balance	35,287	40,862
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	80,905
Ending balance	79,487	80,905
Land, buildings and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,719	26,131
Impact of acquisitions of businesses		29
Additions	6,754	914
Sales and disposals	(4,403)	(2,846)
Reclassifications	95	64,286
Reclassifications to assets held for sale	(739)
Translation differences	279	205
Ending balance	90,705	88,719
Land, buildings and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,814	5,505
Sales and disposals	(1,194)	(2,173)
Reclassifications to assets held for sale	(161)
Translation differences	156	49
Depreciation	4,603	4,433
Ending balance	11,218	7,814
New Building, Oegstgeest, Netherlands
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		64,300
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,530
Ending balance	20,500	28,530
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	57,040	46,270
Impact of acquisitions of businesses		2,117
Additions	6,472	5,688
Sales and disposals	(24,057)	(600)
Reclassifications	272	3,580
Translation differences	(49)	(15)
Ending balance	39,678	57,040
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,510	24,749
Sales and disposals	(13,676)	(574)
Translation differences	(11)	(1)
Depreciation	4,355	4,336
Ending balance	19,178	28,510
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,704
Ending balance	4,463	5,704
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,241	7,829
Impact of acquisitions of businesses		108
Additions	268	3,438
Sales and disposals	(1,067)	(1,344)
Reclassifications	124	167
Reclassifications to assets held for sale	(249)
Translation differences	36	43
Ending balance	9,353	10,241
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,537	4,582
Sales and disposals	(827)	(1,328)
Reclassifications to assets held for sale	(129)
Translation differences	19	18
Depreciation	1,290	1,265
Ending balance	4,891	4,537
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,587
Impairment	7,600
Ending balance	6,770	11,587
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,587	60,324
Additions	3,329	19,296
Sales and disposals	(7,655)
Reclassifications	(491)	(68,033)
Ending balance	6,770	€ 11,587
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Sales and disposals	(7,645)
Impairment	€ 7,645